Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Account Hedging and for Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 2,925,587	$ 3,673,591
Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,925,587	3,673,591
Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	391,049	433,863
Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	931,596	775,122
Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,602,568	2,463,249
Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	343	271
Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	31	1,086
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,536,430	23,753,318
Up to three months [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,246,056	11,773,751
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,668,066	7,913,739
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	398,093	335,192
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,170,364	3,509,633
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,139	9,434
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,394	5,753
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,672,167	18,910,724
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,091,135	9,168,819
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,037,979	1,989,333
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	859,740	953,275
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,184,981	6,205,021
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,021	15,404
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,414	5,786
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,952,562	70,915,083
More than 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	36,121,794	35,820,728
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,529,952	935,565
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,531,139	7,480,516
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 27,060,703	$ 27,404,647